Significant Accounting Policies	6 Months Ended
Nov. 30, 2011
Notes to Financial Statements
Significant Accounting Policies

Use of Estimates

The preparation of consolidated financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported revenues and expenses during the period. Management routinely makes judgments and estimates about the effects of matters that are inherently uncertain. Estimates that are critical to the accompanying consolidated financial statements include estimates related to classification of expenditures as either an asset or expense, valuation of deferred tax assets, and the likelihood of loss contingencies. Management bases its estimates and judgments on experience and on various other factors that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Estimates and assumptions are revised periodically and the effects of revisions are reflected in the consolidated financial statements in the period it is determined to be necessary. Actual results may differ materially from these estimates under different assumptions or conditions.

Consolidation

The consolidated financial statements include the accounts of Big Three Restaurants, Inc. and its wholly owned subsidiaries.  All significant intercompany balances and transactions have been eliminated in consolidation.

Reclassifications

Certain accounts in the prior-year end financial statements have been reclassified for comparative purposes to conform with the presentation of the current-year consolidated financial statements.

Inventory

Inventories of food, beverage, and paper supplies are stated at the lower of cost or market using the first-in, first-out (FIFO) method.

Plant, Property and Equipment

Plant, property and equipment are stated at cost.  Depreciation of plant, property and equipment is calculated on the straight-line method over the estimated useful lives of the respective assets, generally seven years.  Leasehold improvements are amortized on a straight-line basis over the shorter of the lease term or estimated useful life of the asset.  Maintenance and repair costs are charged to expense as incurred and significant replacements and improvements are capitalized.  When plant, property and equipment are sold or otherwise disposed, the asset account and related accumulated depreciation account are relieved, and any gain or loss is included in operations.

Long-lived Assets

Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.  Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the estimated undiscounted cash flows expected to be generated by the asset.  If the carrying amount of an asset exceeds its estimated future cash flows, an impairment charge is recognized by the amount by which the carrying amount of the asset exceeds the fair value of the asset.  No impairment charges were considered necessary during the period ended November 30, 2011.

Goodwill

Goodwill is reviewed for possible impairments at least annually or more frequently upon the occurrence of an event or when circumstances indicate that goodwill may be impaired.  Goodwill impairment is identified by comparing the fair value of the reporting unit to its carrying value.  If the fair value of the reporting unit is less than its carrying value, an impairment loss is recorded to the extent that the implied fair value of the goodwill within the reporting unit is less than its carrying value.  No impairment was considered necessary during the period ended November 30, 2011.

Revenue Recognition

The Company accounts for revenue recognition in accordance with the Securities and Exchange Commission Staff Accounting Bulletin No. 101, "Revenue Recognition in Financial Statements" (SAB 101) and FASB ASC 605 Revenue Recognition.  The Company recognizes revenue for the pasta sauces and salsas operation, when rights and risk of ownership have passed to the customer, when there is persuasive evidence of an arrangement, product has been shipped or delivered to the customer, the price and terms are finalized, and collections of resulting receivable is reasonably assured.  Pasta sauces and salsa products are primarily shipped FOB shipping point at which time title passes to the customer. The Company recognizes revenue for the pizza and sports bar operation at the point of sale. The Company recognizes franchise fee revenue when all material services or conditions relating to the sale have been substantially performed or satisfied, and franchise royalty fees are earned and recognized monthly. Deferred revenue results when franchise fee revenues are received in advance and  substantial performance of franchisor obligations have not been completed. Territory agreements provide for the development of a specified number of franchised restaurants within a defined geographic territory. Territory agreements are recognized ratably over the term of the agreements, which are typically ten years.

Share-Based Compensation

U.S. GAAP requires companies to measure the cost of employee services received in exchange for the award of equity instruments based on the fair value of the award at the date of grant. The expense is to be recognized over the period during which an employee is required to provide services in exchange for the award.

The Company accounts for common stock warrants granted based on the fair market value of the instrument using the Black-Scholes option pricing model utilizing certain weighted average assumptions such as expected stock price volatility, term of the common stock warrants, risk-free interest rates, and expected dividend yield at the grant date.  Expected stock price volatility is based on a calculated value which was determined through the weighted average stock price volatilities of appropriate peer companies. The expected term of the common stock warrants granted is equal to the estimated life of the warrants. The risk-free interest rate assumption is based upon observed interest rates appropriate for the expected term of the common stock warrants. The Company does not expect to pay any dividends.

Income Taxes

Deferred taxes are provided on the liability method whereby deferred tax assets are recognized for deductible temporary differences and operating loss and tax credit carry forwards and deferred tax liabilities are recognized for taxable temporary differences. Temporary differences are the differences between the reported amounts of assets and liabilities and their tax bases.

Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates.

Certain guidance located within Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 740, "Income Taxes" (“ASC Topic 740”), clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements. ASC Topic 740 provides guidance on the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. ASC Topic 740 also provides guidance on the recognition, classification, interest and penalties, accounting in interim periods, disclosures, and transition. The Company had no uncertain tax positions for the three and six months ended November 30, 2011 and the three and six months ended November 30, 2010.

Net Loss Per Share

Basic loss per common share is computed based on weighted average shares outstanding and excludes any potential dilution from stock options, warrants and other common stock equivalents; this metric is computed by dividing loss available to common shareholders by the weighted average number of common shares outstanding for the period. Diluted EPS reflects the potential dilution that could occur if securities or other contracts to issue common stock (i.e., options and warrants) were exercised or converted into common stock or resulted in the issuance of common stock that then shared in the earnings of the entity. For the periods ended November 30, 2011 and May 31, 2011, common stock equivalents consisting of 1,000,000 outstanding warrants were not considered in the calculation of the weighted average number of common shares outstanding for diluted EPS, as they would be anti-dilutive, thereby decreasing the net loss per common share. Effective May 8, 2012, the aforementioned warrants were cancelled as further described in Subsequent Events below.

Recent Accounting Pronouncements

The Company’s management does not believe that recent codified pronouncements by the FASB or SEC will have a material impact on the Company’s current or future financial statements.